GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segments, Geographical Areas [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
The following table sets forth revenues by country based on the billing address of the customer. Other than as shown below, no other country accounted for more than 10% of the Company's revenues during the years ended December 31, 2015, 2016 and 2017.

		Year ended December 31,
		2015	2016	2017
1.	Revenues:

	North America*	$61,332	$74,455	$109,560
	Europe**	98,405	107,134	120,926
	Asia Pacific	20,512	30,223	18,059
	South Africa	5,387	4,378	20,649

		$185,636	$216,190	$269,194

*
Revenue amounts for North America that are shown in the above table consist primarily of revenues from the United States, except for approximately $471, $854 and $1,056 of revenues derived from Canada in the years ended December 31, 2015, 2016 and 2017, respectively.

**	Revenue amounts for Europe that are shown in the above table including UK, Europe and Israel.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country
		December 31,
		2016	2017
2.	Property and equipment:

	Israel	$5,987	$5,957
	North America	2,136	2,913
	Others	1,684	1,825

		$9,807	$10,695

Schedule of Revenue by Major Customers by Reporting Segments	The following table sets forth revenues from major customers during the years ended December 31, 2015, 2016 and 2017.
	Year ended December 31,
	2015	2016	2017

Customer A	12%	14%	2%